Stockholder's Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2017	Dec. 31, 2013	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Preferred stock, par value				$ 1.00
Preferred stock outstanding				0
Cash flow hedges loss recorded in AOCI				$ (23,248)	$ (39,148)	$ (18,480)
Percentage of interest acquired in subsidiary							53.00%
Decrease in noncontrolling interest				(7,697)	(17,182)
Decrease in notes payable				(105,383)	101,845	(78,646)
Other non-operating expense, net				3,865	$ 3,361	$ (17,830)
Oceanteam ASA [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Purchase of vessel, cash consideration	$ 11,000
Note payable assumed	5,000
Decrease in noncontrolling interest	9,000
Decrease in notes payable	5,000
Capital-in-excess	$ 2,000
THHE Fabricators Sdn. Bhd [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Percentage of interest acquired in subsidiary								30.00%
Decrease in investments in unconsolidated affiliates		$ 12,000		12,000
Other non-operating expense, net		5,000		5,000
Berlian McDermott Sdn, Bhd, [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Percentage of interest acquired in subsidiary								30.00%
Decrease in noncontrolling interest				$ 18,000
Fair value of asset surrendered		$ 17,000
Berlian McDermott Sdn, Bhd, [Member] | TH Heavy Engineering Berhad [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Noncontrolling interest acquired by noncontrolling owners								30.00%
North Ocean 105 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Percentage of interest acquired in subsidiary									75.00%
Ownership percentage in Oceanteam ASA's	25.00%
DLV 2000 [Member] | Foreign Exchange Forward [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cash flow hedges loss recorded in AOCI			$ 20,000
Maximum [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Preferred stock, shares authorized				25,000,000